Capital Trust Securities - Summary of Capital Trust Securities (Parenthetical) (Detail) - TD Capital Trust IV [member]	12 Months Ended
Oct. 31, 2020
TD Capital Trust IV Notes - Series 2 [member] | Starting on June 30, 2039 [Member]
Disclosure of trust capital securities [line items]
Capital Trust, reset period	5 years
TD Capital Trust IV Notes - Series 2 [member] | Five Year Government of Canada Yield [member] | Starting on June 30, 2039 [Member]
Disclosure of trust capital securities [line items]
Capital Trust Securities, interest rate plus on base rate	9.735%
TD Capital Trust IV Notes - Series 3 [member] | Starting on June 30, 2021 [Member]
Disclosure of trust capital securities [line items]
Capital Trust, reset period	5 years
TD Capital Trust IV Notes - Series 3 [member] | Five Year Government of Canada Yield [member] | Starting on June 30, 2021 [Member]
Disclosure of trust capital securities [line items]
Capital Trust Securities, interest rate plus on base rate	4.00%